Condensed Consolidated Statement of Cash Flows - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2016	Mar. 31, 2016
CASH FLOW FROM OPERATING ACTIVITIES:
Net Loss	$ (29,829)	$ (475,761)
Adjustments to reconcile net loss to net cash used in operating activities:
Fair value of stock compensation to related parties		252,000
Changes in operating assets and liabilities:
Accrued liabilities	(25,407)
Increase in accounts payable and accrued expenses		37,500
Increase in customer deposits		45,930
Increase in accounts payable - related party		31,500
Net cash used in operating activities	(55,236)	(108,831)
CASH FLOW FROM FINANCING ACTIVITIES:
Proceeds from issuance of common stock		319,000
NET CHANGE IN CASH	(55,236)	210,169
Cash and cash equivalents, beginning of period	210,169
CASH AND CASH EQUIVALENTS, END OF PERIOD	154,933	210,169
SUPPLEMENTAL CASH FLOWS INFORMATION
Income taxes paid
Interest paid